Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	May 03, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility utilized				10.00%
Prepayment penalty				4.00%
Senior secured debt		$ 65,440	$ 63,093	$ 47,704
Debt, fair value				49,620
Debt, outstanding principal amount		$ 71,691	69,107	52,845
Series AB Preferred Stock [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value per share		$ 0.25
Weighted average remaining contractual life		9 months
Assumed dividend rate		0.00%
Subsequent Event [Member] | Series AB Preferred Stock [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Estimated fair value per share	$ 0.30
Weighted average remaining contractual life	1 year
WCAS Capital Partners Note Payable [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Note payable		$ 6,252	$ 6,014	$ 5,141
Senior Term Loan [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Debt maturity date		Mar. 31, 2021
Senior Term Loan [Member] | Capital Royalty Partners Term Loan [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Debt maturity date		Mar. 31, 2021	Mar. 31, 2021
Senior Term Loan [Member] | Subsequent Event [Member] | Capital Royalty Partners Term Loan [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Debt, outstanding principal amount	$ 50,000
Subordinated Debt [Member] | WCAS Capital Partners IV, L.P. [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Debt maturity date		Sep. 08, 2021	Sep. 08, 2021
Subordinated Debt [Member] | Subsequent Event [Member] | WCAS Capital Partners IV, L.P. [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Debt, outstanding principal amount	$ 5,000